Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8. Commitments and Contingencies

Off-balance sheet commitments

First Guaranty is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit and standby and commercial letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of the involvement in particular classes of financial instruments.

The exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby and commercial letters of credit is represented by the contractual notional amount of those instruments. The same credit policies are used in making commitments and conditional obligations as it does for balance sheet instruments. Unless otherwise noted, collateral or other security is not required to support financial instruments with credit risk.

Below is a summary of the notional amounts of the financial instruments with off-balance sheet risk at June 30, 2015 and December 31, 2014:

(in thousands)	June 30, 2015	December 31, 2014
Contract Amount
Commitments to Extend Credit	$83,826	$59,675
Unfunded Commitments under lines of credit	$112,689	$111,247
Commercial and Standby letters of credit	$6,954	$7,743

Litigation

The nature of First Guaranty’s business ordinarily results in a certain amount of claims, litigation and legal and administrative cases, all of which are considered incidental to the normal conduct of business. When First Guaranty determines it has defenses to the claims asserted, it defends itself. First Guaranty will consider settlement of cases when it is in the best interests of both First Guaranty and its shareholders.

While the final outcome of legal proceedings is inherently uncertain, based on information currently available as of June 30, 2015, any incremental liability arising from First Guaranty’s legal proceedings will not have a material adverse effect on First Guaranty’s financial position.

Note 20. Commitments and Contingencies

Off-Balance Sheet Commitments.

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit and standby and commercial letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheets. The contract or notional amounts of those instruments reflect the extent of the involvement in particular classes of financial instruments.

The exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby and commercial letters of credit is represented by the contractual notional amount of those instruments. Unless otherwise noted, collateral or other security is not required to support financial instruments with credit risk.

Set forth below is a summary of the notional amounts of the financial instruments with off-balance sheet risk at December 31, 2014 and December 31, 2013.

	December 31,
(in thousands)	2014	2013
Contract Amount
Commitments to Extend Credit	$59,675	$30,516
Unfunded Commitments under lines of credit	$111,247	$115,311
Commercial and Standby letters of credit	$7,743	$7,695

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary upon extension of credit, is based on Management’s credit evaluation of the counterpart. Collateral requirements vary but may include accounts receivable, inventory, property, plant and equipment, residential real estate and commercial properties.

Standby and commercial letters of credit are conditional commitments to guarantee the performance of a customer to a third party. These guarantees are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions. The majority of these guarantees are short-term, one year or less; however, some guarantees extend for up to three years. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities. Collateral requirements are the same as on-balance sheet instruments and commitments to extend credit.

There were no losses incurred on off-balance sheet commitments in 2014, 2013 or 2012.